Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 12 Income Taxes

The components of our income (loss) before income taxes were as follows:

	For the six months ended
	June 30, 2026	June 30, 2025
United States	$(1,744,394)	$(6,554,734)
Total	$(1,744,394)	$(6,554,734)
	For the three months ended
	June 30, 2026	June 30, 2025
United States	$832,130	$(2,608,799)
Total	$832,130	$(2,608,799)

The components of income tax expense (benefit) were as follows:

	For the six months ended
	June 30, 2026	June 30, 2025
Continuing operations	$5,260	$15,233
Discontinued operations	3,335	2,756
Total	$8,595	$17,989

	For the three months ended
	June 30, 2026	June 30, 2025
Continuing operations	$(17,899)	$1,728
Discontinued operations	2,756	2,756
Total	$(15,143)	$4,484

The Company evaluates and updates the estimated annual effective income tax rate on a quarterly basis based on current and forecasted operating results and tax laws. Consequently, based upon the mix and timing of the Company’s actual earnings compared to annual projections, the effective tax rate may vary quarterly and may make quarterly comparisons not meaningful. The quarterly income tax provision is generally comprised of tax expense on income or benefit on loss at the most recent estimated annual effective tax rate. The tax effect of discrete items is recognized in the period in which they occur at the applicable statutory rate.

For the six-month periods ended June 30, 2026, and June 30, 2025, the Company recorded income tax expense of $5,260 and $15,233 for continuing operations, respectively, and income tax expense of $3,335 and $2,756 from discontinued operations, respectively. The effective tax rate of (0.49) % and (0.27) % applied to income for six months ended June 30, 2026, and June 30, 2025, respectively varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties, changes in fair value of financial instruments, stock compensation expenses and changes to valuation allowance.

For the three-month periods ended June 30, 2026, and June 30, 2025, the Company recorded income tax benefit of $(17,899) and income tax expense of $1,728 for continuing operations, respectively, and income tax expense of $2,756 and $2,756 from discontinued operations, respectively. The effective tax rate of (1.82)% and (0.17)% applied to income for three months ended June 30, 2026 and June 30, 2025, respectively varied from the statutory United States federal income tax rate of 21.0% primarily due to the effect of state income taxes, net of the federal benefit, and adjustments for meals, entertainment and penalties, changes in fair value of financial instruments, stock compensation expenses and changes to valuation allowance.

The Company does not have any uncertain income tax positions as of June 30, 2026, and December 31, 2025.

Note 11 Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due. Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled.

The provision for (benefit from) income taxes consisted of the following:

	For the year ended
	December 31, 2025,	December 31, 2024,
Current income tax provision/(benefit):
Federal	$-	$-
State	16,612	36,504
Total current income tax provision/(benefit)	16,612	36,504

Deferred income tax provision/(benefit):
Federal	8,515	(1,475,347)
State	43,299	(204,058)
Total deferred income tax provision/(benefit)	51,814	(1,679,405)

Total income tax provision for (benefit from) continuing operations	$68,426	$(1,642,901)

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, the reconciliation of taxes at the federal statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025, was as follows:

	For the year ended December 31, 2025,
	Amount	Percentage
U.S. federal statutory tax	$(3,075,328)	21.00%
Foreign tax effects
Statutory tax rate difference between Foreign and United States	-	-
Other	-	-
State taxes, net of federal tax benefit	(440,377)	3.01
Return to income tax provision adjustments	(164,991)	1.13
Changes in valuation allowances	3,170,633	(21.65)
Nontaxable or nondeductible items
Meals and entertainment	1,401	(0.01)
Extinguishment of debt	37,550	(0.26)
Gain/loss on change in fair value of financial instruments	380,791	(2.60)
Stock-based compensation	148,559	(1.02)
Penalties	10,188	(0.07)
Provision for income tax	$68,426	(0.47)%

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2024, in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

December 31, 2024
Income tax benefit at federal statutory rate	21.00%
State taxes, net of federal tax benefit	3.35
Change in valuation allowance	2.10
Return to income tax provision adjustments	(1.69)
Goodwill impairment	(22.60)
Permanent differences, net	0.61
Income tax benefit	2.77%

No cash payment was made for income taxes, net of refunds, during the year ended December 31, 2025.

Deferred income tax reflects the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The categories that give rise to significant components of the deferred tax assets and liabilities as of December 31, 2025, and 2024 are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$6,982,167	$3,919,766
Bad debt expense	189,503	566,346
Accounts payable and accrued liabilities	-	375,907
Interest payable	-	74,565
Accrued payroll	-	269,958
Deferred revenue	17,198	78,189
Deferred compensation	75,665	211,778
Accrued interest, related party	41,847	28,909
Encompass Purchase Liability	80,996	-
Start-up costs	736,710	738,876
Operating and finance lease liabilities	-	70,742
Total deferred tax assets	8,124,086	6,335,036
(Less) valuation allowance	(6,257,237)	(3,086,603)
Net deferred tax assets	1,866,849	3,248,433

Deferred tax liabilities:
Depreciation	(8,893)	(5,051)
Amortization	(1,977,148)	(2,581,286)
Accounts receivable	-	(702,703)
Prepaids and other current assets	-	(26,771)
Total deferred tax liabilities	(1,986,041)	(3,315,811)

Total deferred tax liabilities	$(119,192)	$(67,378)

The Company has evaluated the available evidence supporting the realization of its gross deferred tax assets, including the amount and timing of future taxable income, and has determined that it is more likely than not that the deferred tax assets will not be realized. Due to such uncertainties surrounding the realization of the deferred tax assets, the Company maintains a valuation allowance of $142,325 against its deferred tax assets as of December 31, 2025. Realization of the deferred tax assets will be primarily dependent upon the Company’s ability to generate sufficient taxable income prior to the expiration of its net operating losses.

The Company had a federal net operating loss carryforward of $28,368,511 and $15,436,000 as on December 31, 2025, and December 31, 2024, of which approximately $3,573,000 will begin to expire in 2030 for federal tax purposes, and approximately $24,795,511 in federal net operating loss carryforwards that can be carried forward indefinitely. While these federal NOLs do not expire, the Tax Cuts & Jobs Act of 2017 limits the amount of federal net operating loss utilized each year after December 31, 2017, to 80% of taxable income. As of December 31, 2025, the Company has a state net operating loss carryforward of approximately $20,375,322 and $17,860,000 as of December 31, 2025 and December 31, 2024.The state NOLs generated have various expiration rules and dates with the first amount of NOLs expiring in 2032. The Company is subject to taxation in U.S. federal and state tax jurisdictions. All of the Company’s tax years will remain open for three years for examination by the federal and state tax authorities from the date of utilization of net operating loss. There are no active tax compliance audits as of December 31, 2025.

In accordance with ASC 740, Income Taxes, specifically related to uncertain tax positions, a Company is required to use a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company believes its income tax filing positions and deductions will be sustained upon examination, and accordingly, no reserves or related accruals for interest and penalties have been recorded as of December 31, 2025 and December 31, 2024.

The Company believes that no material amount of the liabilities for uncertain tax positions are expected to reverse within 12 months of December 31, 2025.